Net Realised Gains on Financial Assets	12 Months Ended
Dec. 31, 2018
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Net Realised Gains on Financial Assets
22	NET REALISED GAINS ON FINANCIAL ASSETS

	For the year ended 31 December
	2018	2017	2016
	RMB million	RMB million	RMB million
Debt securities
Realised gains	399	(9)	189
Impairment	(42)	(114)	(143)

Subtotal	357	(123)	46

Equity securities
Realised gains	(11,785)	2,808	8,505
Impairment	(8,163)	(2,643)	(2,513)

Subtotal	(19,948)	165	5,992

Total	(19,591)	42	6,038

Net realised gains on financial assets are from available-for-sale securities and held-to-maturity securities.

During the year ended 31 December 2018, the Group recognised an impairment charge of RMB4,542 million (2017: RMB619 million, 2016: RMB1,615 million) of available-for-sale funds, an impairment charge of RMB3,621 million (2017: RMB2,024 million, 2016: RMB898 million) of available-for-sale common stocks, no impairment of available-for-sale debt securities (2017: RMB114 million, 2016: RMB143 million) and an impairment charge of RMB42 million (2017: nil, 2016: nil) of held-to-maturity securities, for which the Group determined that objective evidence of impairment existed.